Average Annual Total Returns - VIPValuePortfolio-InvestorPRO - VIPValuePortfolio-InvestorPRO - VIP Value Portfolio	Apr. 29, 2023
VIP Value Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(4.13%)
Past 5 years	8.51%
Past 10 years	11.02%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%